share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
share-based compensation
Schedule of share-based compensation expense

Years ended December 31 (millions)		2022			2021
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
Restricted share units	(b)	$158	$(25)	$133	$185	$(35)	$150
Employee share purchase plan	(c)	45	(45)	—	41	(41)	—
Share option awards	(d)	(2)	(9)	(11)	18	(29)	(11)
		$201	$(79)	$122	$244	$(105)	$139
TELUS technology solutions		$168	$(53)	$115	$150	$(44)	$106
Digitally-led customer experiences		33	(26)	7	94	(61)	33
		$201	$(79)	$122	$244	$(105)	$139

1

Within employee benefits expense (see Note 8), for the year ended December 31, 2022, restricted share units expense of $151 (2021 - $178) and share option awards expense of $(2) (2021 - $17) are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

Number of non-vested restricted share units as at December 31	2022	2021
Restricted share units without market performance conditions
Restricted share units with only service conditions	5,224,220	5,481,486
Notional subset affected by total customer connections performance condition	357,263	366,983
	5,581,483	5,848,469
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,071,789	1,100,949
	6,653,272	6,949,418

Years ended December 31	2022			2021
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
	Non-vested	Vested	grant-date	Non-vested	Vested	grant-date
			fair value			fair value
Outstanding, beginning of period
Non-vested	5,848,469	—	$25.67	6,017,285	—	$24.55
Vested	—	49,138	$25.63	—	29,870	$24.58
Granted
Initial award	3,033,255	—	$31.31	3,131,508	—	$25.98
In lieu of dividends	340,259	2,251	$29.54	385,783	1,394	$26.74
Variable payout related	48,266	—	$25.79	16,886	—	$25.53
Vested	(3,285,325)	3,285,325	$22.68	(3,354,451)	3,354,451	$24.10
Settled
In equity	—	(3,054,488)	$25.60	—	(3,277,873)	$24.07
In cash	—	(246,407)	$26.27	—	(58,704)	$24.67
Forfeited	(403,441)	—	$27.32	(348,542)	—	$21.59
Outstanding, end of period
Non-vested	5,581,483	—	$30.62	5,848,469	—	$25.67
Vested	—	35,819	$27.00	—	49,138	$25.63

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

Years ended December 31	2022				2021
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
	Non-vested	Vested	grant-date		Non-vested	Vested	grant-date
			fair value				fair value
Outstanding, beginning of period	1,850,807	—	US$	21.94	1,383,642	—	US$	7.94
Granted – initial award	821,223	59,512	US$	26.41	1,383,983	—	US$	27.26
Vested	(798,373)	798,373	US$	16.63	(805,429)	805,429	US$	7.29
Settled
In equity	—	(360,044)	US$	27.84	—	(773,185)	US$	6.31
In cash	—	(497,841)	US$	10.06	—	(32,244)	US$	31.01
Forfeited	(267,836)	—	US$	21.32	(111,389)	—	US$	20.16
Outstanding, end of period	1,605,821	—	US$	27.10	1,850,807	—	US$	21.94

TELUS Corporation share options
share-based compensation
Schedule of stock options

Years ended December 31	2022		2021
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	3,050,300	$22.04	3,014,700	$21.59
Granted	—	$—	324,900	$25.96
Forfeited	(295,000)	$21.93	(289,300)	$21.75
Outstanding, end of period	2,755,300	$22.05	3,050,300	$22.04

1	The weighted average remaining contractual life is 4.4 years. No options were exercisable as at the balance sheet date.

Schedule of weighted average fair value of share option award granted

Year ended December 31	2021
Share option award fair value (per share option)	$0.93
Risk-free interest rate	0.79%
Expected lives [1] (years)	4.25
Expected volatility	12.5%
Dividend yield	4.8%

1	The maximum contractual term of the share option awards granted in 2021 was seven years.

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Years ended December 31	2022			2021 [1]
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price
Outstanding, beginning of period	3,180,767	US$	10.74	3,922,056	US$	6.94
Granted	—	US$	—	579,949	US$	25.00
Exercised [2,3]	(293,860)	US$	8.46	(1,321,238)	US$	5.74
Forfeited	(209,610)	US$	6.59	—	US$	—
Outstanding, end of period	2,677,297	US$	11.31	3,180,767	US$	10.74
Exercisable, end of period	2,096,582	US$	7.45	2,096,582	US$	7.45

1

During the year ended December 31, 2021, 242,244 Canadian dollar-denominated share options, which was the amount outstanding at the beginning of the year, were exercised and the weighted average price at the date of exercise was $28.67; no other Canadian dollar-denominated share options have been granted or are outstanding.

2

For 2,223,121 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 4.2 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 8.2 years.

3	The weighted average price at the date of exercise was US$23.75 (2021 - US$31.23).

Schedule of weighted average fair value of share option award granted

Year ended December 31	2021
Share option award fair value (per share option)	US$	5.34
Risk-free interest rate		0.73%
Expected lives [1] (years)		6.5
Expected volatility		19.3%
Dividend yield		NIL %

1	The maximum contractual term of the share option awards granted in 2021 was ten years.